ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2018
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

The following is a summary of the changes in the allowance for loan losses:

	2018	2017	2016
	(Dollars in Thousands)
Balance, July 1	$418	$360	$304
Add:
Provision for loan losses	50	58	56
Less:
Loans charged off	—	—	—

Balance, June 30	$468	$418	$360

Schedule of Primary Segments of Allowance for Loan Losses

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2018, June 30, 2017 and June 30, 2016. Activity in the allowance is presented for the fiscal years ended June 30, 2018, 2017 and 2016.

	As of June 30, 2018
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2017	$305	$30	$5	$20	$20	$34	$4	$418
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	51	(6)	(5)	(2)	15	(3)	—	50

Ending ALLL Balance at June 30, 2018	$356	$24	$—	$18	$35	$31	$4	$468

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	356	24	—	18	35	31	4	468

	$356	$24	$—	$18	$35	$31	$4	$468

	As of June 30, 2017
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2016	$222	$57	$7	$22	$16	$29	$7	$360
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	83	(27)	(2)	(2)	4	5	(3)	58

Ending ALLL Balance at June 30, 2017	$305	$30	$5	$20	$20	$34	$4	$418

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	305	30	5	20	20	34	4	418

	$305	$30	$5	$20	$20	$34	$4	$418

	As of June 30, 2016
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2015	$125	$63	$9	$30	$34	$37	$6	$304
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	97	(6)	(2)	(8)	(18)	(8)	1	56

Ending ALLL Balance at June 30, 2016	$222	$57	$7	$22	$16	$29	$7	$360

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	222	57	7	22	16	29	7	360

	$222	$57	$7	$22	$16	$29	$7	$360

Schedule of Reserve Factors

During the fiscal years ended June 30, 2018, 2017 and 2016, respectively, the Company increased its ALLL reserve factors for the following loan segment:

Loan Segment	06/30/2018 Factor	06/30/2017 Factor	6/30/2016 Factor

1-4 Family Permanent	0.46%	0.43%	0.40%